Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Inventories	$ 116,280	$ 104,831
Crops [Member]
Statement [Line Items]
Inventories	52,270	47,896
Materials And Supplies [Member]
Statement [Line Items]
Inventories	62,319	55,443
Sugarcane [Member]
Statement [Line Items]
Inventories	1,011	750
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	115,600	104,089
Total Inventories [Member]
Statement [Line Items]
Inventories	116,280	104,831
Supplies for Hotels [Member]
Statement [Line Items]
Inventories	$ 680	$ 742